Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Account Payables and Accrued Expenses
Lease payments	$ 319
2024
Account Payables and Accrued Expenses
Lease payments	316
2025
Account Payables and Accrued Expenses
Lease payments	$ 3